Acquisitions (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Acquisitions [Abstract]
Acquisitions
Note 2 - Acquisitions
Acquisition of Halo
On October 15, 2019, the Company entered into a Stock Purchase Agreement (the “Agreement”) to acquire Halo and the acquisition (the “Halo Acquisition”) was completed on December 19, 2019 (“Halo Acquisition Date”) for $38.2 million. The consideration was subject to customary adjustments for Halo’s net working capital, cash, and indebtedness, and consisted of a combination of cash consideration ($20.5 million), shares of the Company’s common stock ($3.9 million), seller notes ($15.0 million), and seller warrants ($0.3 million).

The Halo Acquisition was accounted for under the purchase method of accounting, and accordingly, the purchase price was allocated to the identifiable assets and liabilities based on their estimated fair values at the Halo Acquisition Date. The determination of the preliminary purchase price allocation to specific assets acquired and liabilities assumed is incomplete for Halo. The preliminary purchase price allocation may change in future periods as the fair value estimates of assets and liabilities and the valuation of the related tax assets and liabilities are completed. The preliminary purchase price allocation is summarized as follows:

Dollars in thousands
Total purchase price	$38,244
Assets
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total assets	25,979
Liabilities
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total liabilities	6,349
Net assets acquired	19,630
Goodwill	$18,614

The intangible assets acquired relate to customer relationships and trade name. Acquired customer relationships are finite-lived intangible assets and are amortized over their estimated life of 7 years using the straight-line method, which approximates the customer attrition rate, reflecting the pattern of economic benefits associated with these assets. The trade name is a finite-lived intangible asset and is being amortized over its estimated life of 15 years using the straight-line method, which reflects the pattern of economic benefits associated with this asset.
The excess of purchase price over the fair value amounts assigned to the identifiable assets acquired and liabilities assumed represents goodwill from the acquisition. The Company believes the factors that contributed to goodwill include the acquisition of a talented workforce and administrative cost synergies. The Company does not expect any portion of this goodwill to be deductible for tax purposes. See "Note 9 - Intangible assets, royalties, and goodwill" for more information.
Reverse Acquisitions of Better Choice and Bona Vida by TruPet
On May 6, 2019, Better Choice Company completed the reverse acquisitions of TruPet and Bona Vida whereby TruPet is considered the acquirer for accounting and financial reporting purposes. The acquisitions were accounted for as asset acquisitions.
The purchase price for Better Choice Company was $37.9 million and has been allocated based on an estimate of the fair value of Better Choice Company’s assets acquired and liabilities assumed with the remainder recorded as an expense. The loss on acquisition of Better Choice Company’s net liabilities is $39.6 million.
The purchase price for Bona Vida was $108.6 million and the estimated purchase price has been allocated based on an estimate of the fair value of assets acquired and liabilities assumed. The excess of the purchase price over the net assets acquired has been recorded as an expense. The loss on acquisition of Bona Vida’s net assets is $107.8 million.
On May 6, 2019, the fair value of assets and liabilities acquired was:

Dollars in thousands	Better Choice Company	Bona Vida	Total
Total purchase price	$37,949	$108,620	$146,569
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	7	384	391
Restricted cash	—	25	25
Accounts receivable	—	69	69
Inventories	—	95	95
Prepaid expenses and other current assets	32	348	380
Intangible assets	986	—	986
Other assets	—	74	74
Total assets	1,025	995	2,020
Liabilities
Warrant derivative liability	(2,130)	—	(2,130)
Accounts payable & accrued liabilities	(544)	(153)	(697)
Total liabilities	(2,674)	(153)	(2,827)
Net assets (liabilities) acquired	(1,649)	842	(807)
Loss on acquisitions	$(39,598)	$(107,778)	$(147,376)
In connection with the preparation of the Company’s condensed consolidated financial statements for the period ended September 30, 2019, the Company identified an error in the condensed consolidated financial statements for the six month period ended June 30, 2019 related to the overstatement of loss on acquisitions of $2.6 million in the condensed consolidated statement of operations and comprehensive loss. This was primarily due to a change in the estimated purchase price, which also resulted in errors in the statement of stockholders’ deficit and statement of cash flows. The errors were all corrected during the three-month period ended September 30, 2019. The Company believes the correction of these errors is not material to the condensed consolidated financial statements as of and for the period ended September 30, 2019.

Note 2 - Acquisitions

Acquisition of Halo

On October 15, 2019, the Company entered into a Stock Purchase Agreement (the “Halo Agreement”) to acquire Halo, a Delaware corporation. Halo is an ultra-premium, natural pet food brand. The strategic objective of the acquisition was to accelerate the growth of the Company’s animal health platform by acquiring an all-encompassing, global, animal health and wellness consumer product goods company. Under the terms of the Halo Agreement, the Company completed the Halo Acquisition on December 19, 2019 (the “Halo Acquisition Date”), for $38.2 million. The consideration was subject to customary adjustments for Halo’s net working capital, cash, and indebtedness, and consisted of a combination of (i) cash consideration of $20.5 million, (ii) 2,134,390 shares of the Company’s common stock, par value $0.001 per share ($3.9 million), (iii) Seller Notes totaling $15,000,000, and (iv) 937,500 Seller Warrants ($0.3 million). The Company incurred $0.9 million in transaction costs, which are included in general and administrative expenses.

The Halo Acquisition was accounted for under the purchase method of accounting, and accordingly, the purchase price was allocated to the identifiable assets and liabilities based on their estimated fair values at the Halo Acquisition Date.  Halo’s revenue of $0.7 million and net and comprehensive loss of $0.2 million have been included in the consolidated results of the Company since the Halo Acquisition Date.

The determination of the preliminary purchase price allocation to specific assets acquired and liabilities assumed is incomplete for Halo.  The preliminary purchase price allocation may change in future periods as the fair value estimates of assets and liabilities and the valuation of the related tax assets and liabilities are completed. The preliminary purchase price allocation is summarized as follows:

Dollars in thousands
Total purchase price	$38,244
Assets and liabilities acquired:
Assets
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total assets	25,979
Liabilities
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total liabilities	6,349
Net assets acquired	19,630
Goodwill	$18,614

The intangible assets acquired relate to customer relationships and trade name. The intangible asset related to customer relationships reflects the estimated net present value of the future cash flows associated with the stable and recurring customer base acquired in the Halo Acquisition. The fair value was determined using an income approach, which recognizes that the fair value of an asset is premised upon the expected receipt of future economic benefits such as earnings and cash inflows based on current sales projections and estimated direct costs for each product line. Acquired customer relationships are finite-lived intangible assets and are amortized over their estimated life of 7 years using the straight-line method, which approximates the customer attrition rate, reflecting the pattern of economic benefits associated with these assets.

All of Halo’s products and services are sold under the “Halo” trade name, and each major product is identified by this trade name. The trade name of the Company was valued on an income approach using a 2% royalty rate which is supported by both market royalty rate data and profitability factors of Halo. The trade name is a finite-lived intangible asset and is being amortized over its estimated life of 15 years using the straight-line method, which reflects the pattern of economic benefits associated with this asset.

The excess of purchase price over the fair value amounts assigned to the identifiable assets acquired and liabilities assumed represents goodwill from the acquisition. The Company believes the factors that contributed to goodwill include the acquisition of a talented workforce and administrative cost synergies. The Company does not expect any portion of this goodwill to be deductible for tax purposes. See “Note 9 – Intangible assets, royalties and goodwill.”

Pro Forma Information (Unaudited)

The following pro forma results reflect only pro forma adjustments for additional interest expense to fund the Halo Acquisition, amortization of deferred financing costs related to short term loan and line of credit, reduction in interest expense associated with the repayment of the Halo debt on the Halo Acquisition Date, amortization of identifiable intangible assets associated with the Halo Acquisition, share-based compensation expense related to stock options granted and effects of adjustments made to carrying values of acquired assets and liabilities. However, pro forma results do not include any anticipated synergies from the acquisition of Halo and accordingly, are not necessarily indicative of the results that would have occurred if the Halo Acquisition had occurred on the dates indicated or that may result in the future.

Dollars in thousands	Twelve Months ended December 31,
	2019	2018
Net revenues	$48,152	$51,388

Net loss per share attributable to common stockholders	$192,592	$25,958

Reverse Acquisitions of Better Choice and Bona Vida by TruPet

On May 6, 2019, the Company completed the May Acquisitions through the issuance of 33,130,806 shares of common stock, par value $0.001 of the Company.   Following the completion of the May Acquisitions, the operations of the Company were primarily comprised of the operations of TruPet and Bona Vida.  The strategic objective for combining the two complementary businesses was to create a leading innovative holistic pet wellness company operating in a rapidly evolving and growing industry.

TruPet was determined to be the accounting acquirer of the Company and Bona Vida.  As such, the historical financial statements are those of TruPet, and TruPet’s equity has been re-cast to reflect the equity structure of the Company and the shares of common stock received. Better Choice exchanged 15,027,533 shares for the outstanding membership interest in TruPet.

The May Acquisitions were accounted for as asset acquisitions. The purchase price for Better Choice Company was $37.9 million which includes stock, minority interest, and fully vested share-based compensation and transaction expenses.  The transaction price of Better Choice Company includes 100% of all outstanding stock valued at net $32.7 million, non-cash transaction costs of $4.8 million, cash transaction costs of $0.4 million and fully vested share-based compensation with an estimated fair value of $0.1 million.  The stock exchanged in the May Acquisitions of Better Choice Company is equal to the 3,915,856 shares of Better Choice Company outstanding prior to the issuance of additional shares in the May Acquisitions, at the market price of $6.00 per share. The total purchase price has been allocated based on an estimate of the fair value of Better Choice Company’s assets acquired and liabilities assumed with the remainder recorded as an expense.  The loss on acquisition of Better Choice Company’s net liabilities is $39.6 million.

The purchase price for Bona Vida was $108.6 million for 100% of all outstanding stock.  At the closing of the Bona Vida transaction, the Company issued 18,103,273 shares of common stock in exchange for 100% of the outstanding shares of Bona Vida. The fair value of Bona Vida’s net assets acquired is estimated to be $0.8 million.  The estimated purchase price has been allocated based on an estimate of the fair value of assets acquired and liabilities assumed.  The excess of the purchase price over the net assets acquired has been recorded as an expense.  The loss on acquisition of Bona Vida’s net assets is $107.8 million.

On May 6, 2019, the fair value of the following assets and liabilities were acquired resulting in the total loss of approximately $147.4 million:

Dollars in thousands	Better Choice Company	Bona Vida	Total
Total Purchase Price	$37,949	$108,620	$146,569
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	7	384	391
Restricted cash	-	25	25
Accounts receivable	-	69	69
Inventories	-	95	95
Prepaid expenses and other current assets	32	348	380
Intangible assets	986	-	986
Other assets	-	74	74
Total Assets	1,025	995	2,020
Liabilities
Warrant derivative liability	(2,130)	-	(2,130)
Accounts payable & accrued liabilities	(544)	(153)	(697)
Total Liabilities	(2,674)	(153)	(2,827)
Net Assets (Liabilities) Acquired	(1,649)	842	(807)
Loss on Acquisitions	$(39,598)	$(107,778)	$(147,376)